Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Loans [Abstract]
Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2016, 2015 and 2014:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2016	$73,637	$25,159	$80,614	$18,947	$11,885	$210,242
Charge-offs	(18,460)	(1,371)	(21,993)	(1,591)	(14,224)	(57,639)
Recoveries	6,795	1,927	23,719	2,403	3,621	38,465
Provision/(provision credit) for loan losses	27,426	8,137	(31,983)	(3,470)	10,890	11,000
Balance as of December 31, 2016	89,398	33,852	50,357	16,289	12,172	202,068
Allowance - individually evaluated for impairment	4,219	194	28,802	12,470	133	45,818
Allowance - collectively evaluated for impairment	85,015	33,503	21,151	3,819	12,039	155,527
Allowance - purchased credit-impaired loans	164	155	404	-	-	723
Loans, net of unearned as of December 31, 2016:
Individually evaluated for impairment	47,962	3,124	153,460	93,926	306	298,778
Collectively evaluated for impairment	12,059,593	2,127,481	4,368,716	329,199	358,675	19,243,664
Purchased credit-impaired loans	40,532	4,918	1,576	-	52	47,078
Total loans, net of unearned income	$12,148,087	$2,135,523	$4,523,752	$423,125	$359,033	$19,589,520
Balance as of January 1, 2015	$67,011	$18,574	$113,011	$19,122	$14,730	$232,448
Charge-offs	(22,406)	(3,550)	(30,068)	(3,141)	(16,691)	(75,856)
Recoveries	13,339	1,876	23,895	1,687	3,853	44,650
Provision/(provision credit) for loan losses	15,693	8,259	(26,224)	1,279	9,993	9,000
Balance as of December 31, 2015	73,637	25,159	80,614	18,947	11,885	210,242
Allowance - individually evaluated for impairment	3,643	481	31,278	15,463	167	51,032
Allowance - collectively evaluated for impairment	69,980	23,519	48,828	3,484	11,717	157,528
Allowance - purchased credit-impaired loans	14	1,159	508	-	1	1,682
Loans, net of unearned as of December 31, 2015:
Individually evaluated for impairment	30,472	9,055	165,684	102,461	377	308,049
Collectively evaluated for impairment	10,389,841	1,644,792	4,596,654	351,662	354,106	17,337,055
Purchased credit-impaired loans	16,077	21,088	4,180	-	53	41,398
Total loans, net of unearned income	$10,436,390	$1,674,935	$4,766,518	$454,123	$354,536	$17,686,502
Balance as of January 1, 2014	$86,446	$10,603	$126,785	$22,491	$7,484	$253,809
Charge-offs	(20,492)	(3,741)	(45,391)	(5,891)	(14,931)	(90,446)
Recoveries	9,666	4,150	22,824	2,314	3,131	42,085
Provision/(provision credit) for loan losses	(8,609)	7,562	8,793	208	19,046	27,000
Balance as of December 31, 2014	67,011	18,574	113,011	19,122	14,730	232,448
Allowance - individually evaluated for impairment	5,173	796	40,778	16,627	254	63,628
Allowance - collectively evaluated for impairment	61,806	14,702	72,156	2,495	14,476	165,635
Allowance - purchased credit-impaired loans	32	3,076	77	-	-	3,185
Loans, net of unearned as of December 31, 2014:
Individually evaluated for impairment	35,698	19,430	173,225	113,459	533	342,345
Collectively evaluated for impairment	8,966,512	1,222,658	4,874,171	425,502	357,588	15,846,431
Purchased credit-impaired loans	5,076	35,629	675	-	10	41,390
Total loans, net of unearned income	$9,007,286	$1,277,717	$5,048,071	$538,961	$358,131	$16,230,166